Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 9.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2021 and 2022:

	December 31,	December 31,
	2021	2022

	(in thousands)
Money market fund	$2,345	-
Equity securities-unlisted company	13,668	15,350
	$16,013	15,350
Current	$2,345	-
Non-current	13,668	15,350
	$16,013	15,350

Net gain (loss) of $472 thousand, ($284) thousand and $1,246 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, no financial assets at fair value through profit or loss were pledged with banks as collaterals.